Advantage Funds, Inc. (the "Registrant")

-Dreyfus Opportunistic Midcap Value Fund (the "Fund")
(Class A, C, I and Y Shares)

Incorporated herein by reference is the supplement to the Fund's Summary Prospectus and Prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on December 29, 2017 (SEC Accession No. 0000914775-17-000200).